Organization and Description of Business (Details Narrative) - shares		8 Months Ended
	Apr. 04, 2025	Dec. 31, 2024	Jun. 30, 2025
Shares of common stock converted		1,000,000
Classover NJ [Member]
Equity ownership percentage			100.00%
Class A [Member]
Shares of common stock converted	6,535,014	6,535,014
Class B [Member]
Shares of common stock converted		5,964,986